NONCONSOLIDATED AFFILIATES (Balances Due To or Due From Nonconsolidated Affiliates) (Details) - Equity Method Investee - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Accounts and notes receivable - Other	$ 556	$ 417
Noncurrent receivables	8	282
Total assets	564	699
Accounts payable - Other	$ 1,347	$ 1,271